Undiscovered Managers Behavioral Value Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%
Automobile Components — 0.9%
American Axle & Manufacturing Holdings, Inc. *	2,788	21,780
Gentherm, Inc. *	781	47,173
		68,953
Banks — 22.3%
Bancorp, Inc. (The) *	1,202	33,475
Brookline Bancorp, Inc.	3,719	39,048
Citizens Financial Group, Inc.	5,868	178,198
Cullen/Frost Bankers, Inc. (a)	231	24,312
East West Bancorp, Inc.	211	11,697
First Citizens BancShares, Inc., Class A	270	262,463
First Hawaiian, Inc.	4,069	83,953
First Horizon Corp.	1,058	18,819
FNB Corp. (a)	20,280	235,243
Fulton Financial Corp.	438	6,058
Hancock Whitney Corp.	122	4,433
Hope Bancorp, Inc.	7,278	71,471
Huntington Bancshares, Inc.	7,065	79,129
KeyCorp	13,263	166,058
Old National Bancorp	17,588	253,623
Simmons First National Corp., Class A	1,929	33,735
SouthState Corp.	166	11,812
United Bankshares, Inc.	1,613	56,784
Valley National Bancorp	11,302	104,432
Washington Federal, Inc.	300	9,046
		1,683,789
Beverages — 1.3%
Primo Water Corp.	6,497	99,722
Building Products — 3.1%
Armstrong World Industries, Inc.	523	37,258
JELD-WEN Holding, Inc. *	7,597	96,178
Resideo Technologies, Inc. *	5,469	99,983
		233,419
Capital Markets — 0.3%
Janus Henderson Group plc	816	21,736
Chemicals — 5.5%
Cabot Corp.	1,717	131,603
Celanese Corp.	458	49,922
Koppers Holdings, Inc.	1,804	63,090
Olin Corp.	2,551	141,555
Trinseo plc	1,299	27,084
		413,254
Commercial Services & Supplies — 3.8%
ABM Industries, Inc.	771	34,637

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — continued
Brink's Co. (The)	2,619	174,936
MillerKnoll, Inc.	3,839	78,508
		288,081
Communications Equipment — 0.7%
ADTRAN Holdings, Inc.	1,739	27,582
CommScope Holding Co., Inc. *	3,310	21,086
		48,668
Construction & Engineering — 1.3%
Granite Construction, Inc.	2,366	97,203
Construction Materials — 0.5%
Eagle Materials, Inc.	245	35,996
Containers & Packaging — 8.9%
Berry Global Group, Inc.	3,508	206,643
Crown Holdings, Inc.	1,080	89,291
Graphic Packaging Holding Co.	10,272	261,822
Greif, Inc., Class A	1,030	65,284
Silgan Holdings, Inc.	952	51,088
		674,128
Diversified Consumer Services — 0.4%
Frontdoor, Inc. *	992	27,668
Diversified REITs — 0.3%
Alexander & Baldwin, Inc.	1,052	19,900
Electric Utilities — 1.9%
Portland General Electric Co.	2,975	145,443
Electronic Equipment, Instruments & Components — 0.4%
Avnet, Inc.	741	33,489
Energy Equipment & Services — 0.8%
Patterson-UTI Energy, Inc.	3,604	42,170
TETRA Technologies, Inc. *	6,238	16,531
		58,701
Financial Services — 0.8%
Radian Group, Inc.	2,831	62,558
Food Products — 1.1%
Nomad Foods Ltd. (United Kingdom) *	4,600	86,197
Gas Utilities — 2.6%
Southwest Gas Holdings, Inc.	1,685	105,229
Spire, Inc.	1,266	88,817
		194,046
Health Care Equipment & Supplies — 1.2%
ICU Medical, Inc. * (a)	549	90,496

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — 3.6%
Ensign Group, Inc. (The)	2,141	204,507
ModivCare, Inc. *	752	63,236
		267,743
Health Care REITs — 2.1%
Healthcare Realty Trust, Inc., REIT	3,098	59,893
Physicians Realty Trust, REIT	6,375	95,172
		155,065
Health Care Technology — 0.4%
Veradigm, Inc. *	2,102	27,427
Hotel & Resort REITs — 1.6%
Chatham Lodging Trust, REIT	2,701	28,333
Pebblebrook Hotel Trust, REIT (a)	6,280	88,176
		116,509
Household Durables — 1.4%
Tri Pointe Homes, Inc. *	4,107	103,977
Household Products — 1.4%
Energizer Holdings, Inc.	2,256	78,300
Reynolds Consumer Products, Inc.	1,114	30,630
		108,930
Insurance — 9.4%
Assured Guaranty Ltd.	915	45,974
Axis Capital Holdings Ltd.	1,061	57,862
CNO Financial Group, Inc.	5,677	125,964
Enstar Group Ltd. *	432	100,096
Horace Mann Educators Corp.	1,826	61,150
James River Group Holdings Ltd.	1,353	27,950
Kemper Corp.	2,404	131,389
White Mountains Insurance Group Ltd.	117	161,063
		711,448
Machinery — 1.7%
Hillenbrand, Inc.	551	26,194
Hyster-Yale Materials Handling, Inc.	185	9,221
Kennametal, Inc.	1,461	40,294
Terex Corp.	1,121	54,240
		129,949
Marine — 0.9%
Matson, Inc.	1,115	66,503
Media — 0.5%
TEGNA, Inc.	2,122	35,881
Multi-Utilities — 2.2%
Black Hills Corp.	1,531	96,625
NorthWestern Corp.	1,217	70,402
		167,027

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Office REITs — 0.1%
Franklin Street Properties Corp., REIT	5,909	9,278
Oil, Gas & Consumable Fuels — 2.9%
Devon Energy Corp.	3,062	154,979
Range Resources Corp.	2,524	66,791
		221,770
Professional Services — 4.0%
Dun & Bradstreet Holdings, Inc.	6,419	75,363
Maximus, Inc.	1,546	121,637
Science Applications International Corp.	974	104,647
		301,647
Real Estate Management & Development — 0.3%
Cushman & Wakefield plc *	1,318	13,892
DigitalBridge Group, Inc. (a)	732	8,777
		22,669
Retail REITs — 1.3%
Kite Realty Group Trust, REIT	4,692	98,150
Software — 1.6%
NCR Corp. *	4,022	94,881
Verint Systems, Inc. *	744	27,718
		122,599
Specialized REITs — 0.5%
Rayonier, Inc., REIT (a)	1,128	37,507
Textiles, Apparel & Luxury Goods — 2.8%
Carter's, Inc.	838	60,264
Columbia Sportswear Co.	1,061	95,787
Hanesbrands, Inc. (a)	10,808	56,849
		212,900
Trading Companies & Distributors — 2.7%
Applied Industrial Technologies, Inc.	621	88,166
Beacon Roofing Supply, Inc. *	1,367	80,465
MRC Global, Inc. *	3,420	33,245
		201,876
Total Common Stocks (Cost $6,295,162)		7,502,302
Short-Term Investments — 2.0%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (b) (c) (Cost $49,692)	49,674	49,689
Investment of Cash Collateral from Securities Loaned — 1.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (b) (c)	90,986	91,004

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (b) (c)	12,462	12,462
Total Investment of Cash Collateral from Securities Loaned (Cost $103,478)		103,466
Total Short-Term Investments (Cost $153,170)		153,155
Total Investments — 101.5% (Cost $6,448,332)		7,655,457
Liabilities in Excess of Other Assets — (1.5)%		(116,206)
NET ASSETS — 100.0%		7,539,251

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2023. The total value of securities on loan at March 31, 2023 is $104,611.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2023.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,655,457	$—	$—	$7,655,457

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	$370,457	$2,444,115	$2,765,065	$188	$(6)	$49,689	49,674	$7,400	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (a) (b)	8,936	450,199	368,136	18	(13)	91,004	90,986	1,303	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	2,397	216,750	206,685	—	—	12,462	12,462	183	—
Total	$381,790	$3,111,064	$3,339,886	$206	$(19)	$153,155		$8,886	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.